Stockholders' Equity (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 05, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from issuance of common stock		$ 413,011		$ 1,162,000
Second Registration Statement [Member]
Number of shares register	$ 6,454,000
Purchase Agreement [Member]
Number of shares issued		6,186,633		4,374,741
Proceeds from issuance of common stock		$ 400,000
Pro-rata Commitment [Member]
Number of shares issued		24,219